ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selling, general and administrative	$ 126,012	$ 121,684
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense	1,800
Gondolas
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Property, plant and equipment, amount reclassified	$ 8,200